U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1
Name and address of issuer: COMMAND Tax Free Fund. 100 Mulberry
Street, Gateway Center Three, Newark, New Jersey, 07102-4077



2
Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X ]



3
Investment Company Act File Number: 	811-3252
Securities Act File Number: 	02-73900.



4 (a)
Last day of fiscal year for which this Form is filed: 	June 30,
2003.



4 (b)
[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer?s fiscal year) (See Instruction A.2).



Note: If the Form is being filed late, interest must be paid on the registration fee due.



4 (c)
[ ] Check box if this is the last time the issuer will be filing this Form.



5
Calculation of registration fee:





(i)
Aggregate sale price of securities sold
during the fiscal year pursuant to section
24(f):
$5,941,673,356




(ii)
Aggregate price of securities redeemed or
repurchased during the fiscal year:
$5,896,780,979



 (iii)
Aggregate price of securities redeemed or
repurchased during any prior fiscal year
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:
$0






  (iv)
Total available redemption credits [add
Items 5(ii) and 5(iii)]:
$(5,896,780,979)



   (v)
Net sales - If Item 5(i) is greater than
Item 5(iv) [subtract Item 5(iv) from Item
5(i)]:
$44,892,377



 (vi)
Redemption credits available for use in
future years - if Item 5(i) is less than
Item 5(iv)[subtract Item 5(iv) from Item
(5(i)]:
$(0)



(vii)
Multiplier for determining registration
fee (See instruction C.9):
x  .00008090



(viii)
Registration fee due [multiply Item 5(v) by Item 5(vii)] enter ? 0 ? if no fee is due.
=  $3,632.



6
Prepaid Shares


If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .



7
Interest due - if this Form is being filed
more than 90 days after the end of the
issuer?s fiscal year (See Instruction D):
+  $0



	8
	Total amount of the registration fee due
plus any interest due [line 5(viii) plus
line 7]:
	=  $3,632



	9
	Date the registration fee and any interest payment was sent to the Commission?s lockbox depository: September 22, 2003





	Method of Delivery:





		[X] Wire Transfer
		[  ] Mail or other means









SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)
/s/ Jonathan D. Shain

Jonathan D. Shain

Secretary

Date: September 22, 2003